Schedule of current and deferred portions of income tax expense (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Current		$ 378,849
Deferred	(3,988)	(386,961)
Income tax expense	$ (3,988)	$ (8,112)